COMMON STOCK TRANSACTIONS (Details Narrative) - USD ($)											3 Months Ended	12 Months Ended
	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Feb. 23, 2023	Feb. 14, 2023	Sep. 22, 2022	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Nov. 28, 2022	Apr. 11, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment											$ 1,750,000
Proceeds from issuance of stock													$ 400,000
Proceeds from related party												$ 13,886
Cash distribution							$ 141,000
Share price per share							$ 0.25
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase shares						115,000
Exercise price per share						$ 1.00								$ 1.00
Reddington Partners LLC [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares										21,136,250
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares										5,114,475
Shares issued for stock investment										$ 400,000
Percentage of outstanding common stock										90.00%
Reverse stock split									1-for 50 reverse stock split
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | First Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares									422,725
Proceeds from issuance of stock										$ 200,000
Accrued and unpaid liabilities										100,000
Working capital										100,000
Escrow deposit										200,000
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | Second Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares								4,691,750
Accrued and unpaid liabilities										100,000
Proceeds from related party										$ 200,000
Reddington Partners LLC [Member] | Voting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares										4,434,240
Investment Owned, Balance, Shares										25,570,490
Percentage of outstanding common stock										51.80%
GK Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment, shares					2,500,000
Shares issued for stock investment			$ 25,000	$ 1,750,000		$ 115,000
Share price per share				$ 0.70
GK Partners [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				2,500,000
GK Partners [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				2,500,000
GK Partners [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase shares			25,000			115,000									6,000,000
Exercise price per share			$ 1.00	$ 1.00		$ 1.00									$ 1.00
GK Partners [Member] | Warrant [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock investment	$ 30,000	$ 25,000
Warrant to purchase shares	30,000	25,000
Exercise price per share		$ 1.00
Myson Inc [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				5,000,000
Myson Inc [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				5,000,000